UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07807

Fidelity Revere Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report for Fidelity® Cash Central Fund

August 31, 2005

1.805760.101 TCC QTLY 1005

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies 10.6%

Due	Annualized Yield at	Principal	Value
Date	Time of Purchase	Amount
Fannie Mae – 8.1%
Agency Coupons – 8.1%
9/6/05	3.22% (a)	$300,000,000	$ 299,997,554
9/7/05	3.45 (a)	325,000,000	324,920,521
9/21/05	3.31 (a)	130,000,000	129,904,221
9/22/05	3.31 (a)	589,000,000	588,536,078
9/29/05	3.56 (a)	270,500,000	270,448,039
11/22/05	3.72 (a)	360,000,000	359,837,431
			1,973,643,844

Federal Home Loan Bank – 2.5%
Agency Coupons – 2.5%
9/13/05	3.27 (a)	375,000,000	374,767,673
11/10/05	3.65 (a)	250,000,000	249,888,325
			624,655,998

TOTAL FEDERAL AGENCIES			2,598,299,842

Time Deposits 22.5%

Citibank NA
9/1/05	3.57	600,000,000	600,000,000
9/1/05	3.57	500,000,000	500,000,000
ING Belgium SA/NV
9/1/05	3.58	600,000,000	600,000,000
9/1/05	3.58	500,000,000	500,000,000
JPMorgan Chase Bank
9/1/05	3.57	600,000,000	600,000,000
9/1/05	3.57	500,000,000	500,000,000
RaboBank Nederland Coop. Central
9/1/05	3.56	600,000,000	600,000,000
9/1/05	3.56	500,000,000	500,000,000
Societe Generale
9/1/05	3.57	600,000,000	600,000,000
9/1/05	3.57	500,000,000	500,000,000
TOTAL TIME DEPOSITS			5,500,000,000

Quarterly Report

2

Repurchase Agreements 67.1%
	Maturity Amount	Value
In a joint trading account (Collateralized by U.S.
Government Obligations dated 8/31/05 due 9/1/05 at:
3.59%) (c)	$ 22,727,266	$ 22,725,000
3.6%) (c)	240,024,028	240,000,000
3.6%) (c)	10,595,137,186	10,594,077,000
3.6%) (c)	594,878,548	594,819,000
In a joint trading account (Collateralized by U.S. Treasury
Obligations dated 8/31/05 due 9/1/05 at:
3.53%) (c)	142,469,978	142,456,000
3.54%) (c)	4,702,498,172	4,702,036,000
With Goldman Sachs & Co. at 3.66%, dated:
8/23/05 due 11/21/05 (Collateralized by Corporate
Obligations valued at $35,250,501, 4.23% – 11.37%,
6/20/07 – 9/25/34) (a)(b)	34,311,100	34,000,000
8/31/05 due 9/1/05 (Collateralized by Corporate
Obligations valued at $61,950,088, 0.75% – 7.25%,
12/15/06 – 1/1/49)	59,006,002	59,000,000

TOTAL REPURCHASE AGREEMENTS	16,389,113,000

TOTAL INVESTMENT PORTFOLIO 100.2%
(Cost $24,487,412,842)	24,487,412,842

NET OTHER ASSETS – (0.2)%		(55,989,182)

NET ASSETS 100%	$24,431,423,660

3 Quarterly Report

Investments (Unaudited) continued Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) The maturity amount is based on the rate at period end.

(c) Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/		Value
Counterparty
$22,725,000 due 9/1/05 at 3.59%
Merrill Lynch Government Securities, Inc.		$22,725,000

$240,000,000 due 9/1/05 at 3.6%
Bank of America, National Association	.	$27,720,317
Banc of America Securities LLC.		27,720,317
Barclays Capital Inc.		55,440,635
Citigroup Global Markets Inc		13,860,159
Credit Suisse First Boston LLC		6,930,079
Goldman Sachs & Co.		13,860,159
J.P. Morgan Securities, Inc.		6,930,079
Morgan Stanley & Co. Incorporated.		38,334,690
UBS Securities LLC		38,808,444
Wachovia Capital Markets, LLC		3,465,040
WestLB AG		6,930,081
		$240,000,000

$10,594,077,000 due 9/1/05 at 3.6%
Bank of America, National Association	.	$1,057,864,223
Banc of America Securities LLC.		2,036,388,630
Barclays Capital Inc.		4,231,456,893
Countrywide Securities Corporation		1,057,864,223
Morgan Stanley & Co. Incorporated.		1,856,118,516
UBS Securities LLC		354,384,515
		$10,594,077,000

Quarterly Report

4

Repurchase Agreement/	Value
Counterparty
$594,819,000 due 9/1/05 at 3.6%
Banc of America Securities LLC.	$163,575,225
Credit Suisse First Boston LLC	297,409,500
Morgan Stanley & Co. Incorporated.	133,834,275
$594,819,000

$142,456,000 due 9/1/05 at 3.53%
Banc of America Securities LLC.	$15,464,741
Barclays Capital Inc.	35,878,200
BNP Paribas Securities Corp.	40,826,917
Deutsche Bank Securities Inc.	37,115,379
State Street Bank and Trust Company	13,170,763
$142,456,000

$4,702,036,000 due 9/1/05 at 3.54%
Barclays Capital Inc.	$435,435,608
BNP Paribas Securities Corp.	1,048,394,963
Credit Suisse First Boston LLC	334,950,467
Deutsche Bank Securities Inc.	502,425,701
J.P. Morgan Securities, Inc.	1,004,851,402
Merrill Lynch Government Securities, Inc.	1,037,432,704
Morgan Stanley & Co. Incorporated.	226,687,107
UBS Securities LLC	111,858,048
$ 4,702,036,000

Income Tax Information

At August 31, 2005, the aggregate cost of investment securities for income tax purposes was $24,487,412,842.

5 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

6

Quarterly Holdings Report for Fidelity® Municipal Cash Central Fund August 31, 2005

1.805745.101 MCC QTLY 1005

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities 99.1%

	Principal	Value
	Amount

Alabama – 0.8%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co.
Proj.) Series 1995 E, 2.31%, VRDN (b)	$ 2,250,000	$2,250,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant
Proj.) Series A, 2.45%, VRDN (b)(c)	9,300,000	9,300,000
		11,550,000

Arizona – 1.8%
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina
Apts. Proj.) 2.57%, LOC Fannie Mae, VRDN (b)(c)	6,100,000	6,100,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co.
Navajo Proj.) Series 1994 A, 2.41%, LOC KBC Bank NV,
VRDN (b)(c)	6,790,000	6,790,000
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev. Bonds
(American Wtr. Corp. Proj.) Series 1988, 2.8% tender
9/7/05, CP mode (c)	3,000,000	3,000,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.
(Glenn Oaks Apts. Proj.) Series 2001, 2.6%, LOC Fannie
Mae, VRDN (b)(c)	4,200,325	4,200,325
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev.
Participating VRDN Series MS 1165, 2.57% (Liquidity
Facility Morgan Stanley) (b)(c)(d)	3,895,000	3,895,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating
VRDN Series PT 1082, 2.57% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(c)(d)	1,645,000	1,645,000
		25,630,325

Arkansas – 0.9%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners
LP Proj.) 2.6%, LOC Fannie Mae, VRDN (b)(c)	1,000,000	1,000,000
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating
VRDN:
Series MS 1139, 2.57% (Liquidity Facility Morgan
Stanley) (b)(c)(d)	7,710,000	7,710,000
Series ROC II R121, 2.57% (Liquidity Facility Citibank
NA) (b)(c)(d)	3,680,000	3,680,000
		12,390,000

California – 5.3%
Access to Lns. for Learning Student Ln. Corp. Rev. (Student Ln.
Prog.) Series VA1, 2.58% (AMBAC Insured), VRDN (b)(c)	10,000,000	10,000,000
California Home Mtg. Fin. Auth. Homebuyers Fund Single
Family Participating VRDN Series ROC II R321, 2.55%
(Liquidity Facility Citibank NA) (b)(c)(d)	13,565,000	13,565,000

Quarterly Report

8

Municipal Securities continued
	Principal	Value
	Amount
California – continued
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Participating VRDN:
Series MT 22, 2.56% (Liquidity Facility Landesbank
Hess Thuringen (GTD)) (b)(c)(d)	$ 3,930,000	$3,930,000
Series PT 998, 2.56% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(c)(d)	3,100,000	3,100,000
Series 2002 J, 2.37% (MBIA Insured), VRDN (b)(c)	22,700,000	22,700,000
Series 2002 U, 2.37% (FSA Insured), VRDN (b)(c)	5,400,000	5,400,000
California Poll. Cont. Fing. Auth. Resource Recovery Rev.
(Burney Forest Prod. Proj.) 2.39%, LOC Union Bank of
California, VRDN (b)(c)	14,600,000	14,600,000
Los Angeles Reg’l. Arpt. Impt. Rev. (Compagne Nationale Air
France Int’l. Arpt. Proj.) 2.77%, LOC Societe Generale,
VRDN (b)(c)	1,425,000	1,425,000
		74,720,000

Colorado – 4.2%
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp.
Proj.) Series 2000, 2.52%, LOC JPMorgan Chase Bank,
VRDN (b)	1,000,000	1,000,000
Colorado Hsg. & Fin. Auth. Series 2003 A2 Class I, 2.5%
(Liquidity Facility Dexia Cr. Local de France), VRDN (b)(c)	28,700,000	28,700,000
Colorado Hsg. & Fin. Auth. Solid Waste Rev. (Waste Mgmt.,
Inc. Proj.) 2.55%, LOC Wachovia Bank NA, VRDN (b)(c)	1,700,000	1,700,000
Colorado Springs Utils. Rev. Participating VRDN Series
SGA 88, 2.32% (Liquidity Facility Societe Generale) (b)(d)	4,900,000	4,900,000
Denver City & County Arpt. Rev. Participating VRDN:
Series PT 688, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	6,235,000	6,235,000
Series PT 920, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	1,500,000	1,500,000
E-470 Pub. Hwy. Auth. Rev. Participating VRDN Series MS
997, 2.57% (Liquidity Facility Morgan Stanley) (b)(d)	6,175,000	6,175,000
El Paso County Co. Single Family Mtg. Rev. Participating
VRDN Series MS 1136, 2.57% (Liquidity Facility Morgan
Stanley) (a)(b)(c)(d)	8,993,000	8,993,000
		59,203,000

9 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount
Delaware – 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co.
Proj.):
Series 1993 C, 2.54%, VRDN (b)	$700,000	$700,000
Series 1999 B, 2.57%, VRDN (b)(c)	1,100,000	1,100,000
		1,800,000

District Of Columbia – 1.6%
Metropolitan Washington Arpts. Auth. Participating VRDN
Series MSTC 01 130, 2.34% (Liquidity Facility Bear Stearns
Companies, Inc.) (b)(c)(d)	11,060,000	11,060,000
Metropolitan Washington Arpts. Auth. Sys. Rev. Participating
VRDN:
Series PT 1991, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	3,220,000	3,220,000
Series ROC II R195, 2.57% (Liquidity Facility Citibank
NA) (b)(c)(d)	1,500,000	1,500,000
Series Stars 126, 2.57% (Liquidity Facility BNP Paribas
SA) (b)(c)(d)	6,715,000	6,715,000
		22,495,000

Florida – 1.7%
Clipper Tax-Exempt Ctfs. Trust Participating VRDN Series
Clipper 05 17, 2.61% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	1,220,000	1,220,000
Escambia County Hsg. Fin. Rev. Participating VRDN
Series RF 00 15, 2.64% (Liquidity Facility Bank of New York,
New York) (b)(c)(d)	1,275,000	1,275,000
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev.
(La Miranda Gardens Proj.) Series A, 2.58%, LOC Suntrust
Bank, VRDN (b)(c)	2,500,000	2,500,000
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating
VRDN Series PT 2411, 2.58% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(c)(d)	2,590,000	2,590,000
Pinellas County Hsg. Fin. Auth. Single Family Mortgage Rev.
Participating VRDN Series PT 2355, 2.58% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(c)(d)	4,010,000	4,010,000
Saint Johns County Hsg. Fin. Auth. Multifamily Hsg. Rev.
(Ponce Hbr. Apts. Proj.) 2.39%, LOC Fannie Mae,
VRDN (b)(c)	5,000,000	5,000,000
Tampa Bay Wtr. Util. Sys. Rev. 2.55%, LOC Bank of America
NA, VRDN (b)(c)	6,900,000	6,900,000
		23,495,000

Quarterly Report

10

Municipal Securities continued
	Principal	Value
	Amount
Georgia – 4.0%
Atlanta Arpt. Rev. Participating VRDN:
Series PT 2503, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	$ 5,190,000	$ 5,190,000
Series PT 901, 2.57% (Liquidity Facility BNP Paribas
SA) (b)(c)(d)	6,175,000	6,175,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co.
Plant Bowen Proj.) Second Series 1998, 2.5%, VRDN (b)(c) .	12,000,000	12,000,000
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk
Apts. Proj.) Series 2003, 2.57%, LOC AmSouth Bank NA,
Birmingham, VRDN (b)(c)	12,950,000	12,950,000
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines,
Inc. Proj.):
Series 2000 B, 2.44%, LOC Gen. Elec. Cap. Corp.,
VRDN (b)(c)	2,900,000	2,900,000
Series 2000 C, 2.44%, LOC Gen. Elec. Cap. Corp.,
VRDN (b)(c)	3,700,000	3,700,000
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.)
2.62%, LOC Comerica Bank, Texas, VRDN (b)(c)	1,210,000	1,210,000
Georgia Hsg. & Fin. Auth. Rev. Participating VRDN Series
ROC II R423, 2.53% (Liquidity Facility Citibank NA) (b)(c)(d)	3,095,000	3,095,000
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington
Mill Apts. Proj.) 2.41%, LOC Suntrust Bank, VRDN (b)(c)	2,000,000	2,000,000
Liberty County Indl. Auth. (Hy Sil Manufacturing Co., Inc.
Proj.) Series 2001 B, 2.54%, LOC Suntrust Bank,
VRDN (b)(c)	2,330,000	2,330,000
Putnam Dev. Auth. Swr. Facility Rev. (Oconee Crossings Wharf
Proj.) 2.59%, LOC Wachovia Bank NA, VRDN (b)(c)	4,695,000	4,695,000
		56,245,000

Hawaii – 0.9%
Hawaii Arpts. Sys. Rev. Participating VRDN Series PT 2310,
2.57% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,325,000	1,325,000
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating
VRDN Series PA 1244, 2.57% (Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(c)(d)	2,500,000	2,500,000
Hawaii Hsg. Fin. & Dev. Corp. Single Family Mtg. Purp. Rev.
Participating VRDN Series LB 05 L6, 2.53% (Liquidity Facility
Lehman Brothers Hldgs., Inc.) (b)(c)(d)	8,430,000	8,430,000
		12,255,000

Idaho – 0.0%
Idaho Hsg. & Fin. Assoc. Participating VRDN Series PA 145A,
2.57% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	419,000	419,000

11		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount
Illinois – 6.4%
Aurora Single Family Mtg. Rev. Participating VRDN Series MS
1152, 2.57% (Liquidity Facility Morgan Stanley) (b)(c)(d)	$ 7,600,000	$7,600,000
Boone McHenry & Dekalb Counties Cmnty. Unit School District
#100 Participating VRDN Series PZ 50, 2.57% (Liquidity
Facility Merrill Lynch & Co., Inc.) (b)(d)	2,735,000	2,735,000
Carol Stream Multi-family Rev. (Saint Charles Square Proj.)
2.5%, LOC Fannie Mae, VRDN (b)(c)	1,415,000	1,415,000
Chicago Gen. Oblig. Participating VRDN Series EGL 01 1303,
2.64% (Liquidity Facility Citibank NA, New York) (b)(d)	2,450,000	2,450,000
Chicago Midway Arpt. Rev.:
Series 1998 A, 2.4% (MBIA Insured), VRDN (b)(c)	3,500,000	3,500,000
Series 1998 B, 2.4% (MBIA Insured), VRDN (b)(c)	32,000,000	32,000,000
Chicago O’Hare Int’l. Arpt. Rev. Participating VRDN:
Series MT 49, 2.57% (Liquidity Facility Landesbank
Hess Thuringen (GTD)) (b)(c)(d)	2,000,000	2,000,000
Series MT 53, 2.57% (Liquidity Facility Landesbank
Hess Thuringen (GTD)) (b)(c)(d)	2,300,000	2,300,000
Series MT 59, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	6,150,000	6,150,000
Series Putters 653Z, 2.56% (Liquidity Facility JPMorgan
Chase Bank) (b)(c)(d)	4,195,000	4,195,000
Series ROC II R239, 2.57% (Liquidity Facility Citibank
NA) (b)(c)(d)	5,200,000	5,200,000
Chicago Wastewtr. Transmission Rev. Participating VRDN
Series PZ 40, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	2,120,000	2,120,000
Illinois Dev. Fin. Auth. Rev. (Jewish Federation Metropolitan
Chicago Projs.) 2.34% (AMBAC Insured), VRDN (b)	4,725,000	4,725,000
Illinois Health Facilities Auth. Rev. (Univ. of Chicago Hosps.
Proj.) Series 1998, 2.34% (MBIA Insured), VRDN (b)	3,145,000	3,145,000
Illinois Student Assistance Commission Student Ln. Rev. Series
1996 A, 2.39%, LOC Bank of America NA, VRDN (b)(c)	700,000	700,000
Lemont Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.)
2.44%, LOC Bank of New York, New York, VRDN (b)(c)	7,650,000	7,650,000
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.
Participating VRDN Series Putters 269, 2.53% (Liquidity
Facility JPMorgan Chase Bank) (b)(d)	2,660,000	2,660,000
		90,545,000

Indiana – 2.2%
Indiana Dev. Fin. Auth. Indl. Dev. Rev. (Republic Services, Inc.
Proj.) 2.38%, LOC Suntrust Bank, VRDN (b)(c)	1,730,000	1,730,000

Quarterly Report 12

Municipal Securities continued
	Principal	Value
	Amount
Indiana – continued
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard
Reg’l. Health Sys. Proj.) Series B, 2.42%, LOC Nat’l. City
Bank, Indiana, VRDN (b)	$ 9,000,000	$ 9,000,000
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Participating
VRDN Series LB 03 L45J, 2.53% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (b)(c)(d)	7,170,000	7,170,000
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN:
Series MT 39, 2.57% (Liquidity Facility Svenska
Handelsbanken AB) (b)(c)(d)	4,585,000	4,585,000
Series PT 731, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	2,600,000	2,600,000
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 2.79%, LOC
Huntington Nat’l. Bank, Columbus, VRDN (b)(c)	540,000	540,000
Whiting Envir. Facilities Rev. (BP Products North America, Inc.
Proj.) 2.44%, VRDN (b)(c)	5,000,000	5,000,000
		30,625,000

Iowa 0.4%
Iowa Fin. Auth. Health Care Facilities Rev. (Care Initiatives
Proj.) 2.37%, LOC KBC Bank NV, VRDN (b)	4,585,000	4,585,000
Iowa Fin. Auth. Indl. Dev. Rev. (Grafco Industries Proj.)
Series 1999, 2.6%, LOC Bank of America NA, VRDN (b)(c) .	1,100,000	1,100,000
		5,685,000

Kansas 0.4%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) 2.57%,
LOC Bank of America NA, VRDN (b)(c)	5,600,000	5,600,000
Kentucky 4.6%
Carroll County Solid Waste Disp. Rev. (North American
Stainless LP Proj.) Series 2000, 2.55%, LOC JPMorgan
Chase Bank, VRDN (b)(c)	9,570,000	9,570,000
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs.,
Inc. Proj.) Series 2000, 2.55%, LOC Bank of America NA,
VRDN (b)(c)	2,920,000	2,920,000
Kentucky Hsg. Corp. Single Family Mtg. Rev. Participating
VRDN:
Series MT 113, 2.58% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	1,665,000	1,665,000
Series PT 741, 2.58% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	230,000	230,000
Louisville & Jefferson County Reg’l. Arpt. Auth. Spl. Facilities
Rev. (UPS Worldwide Forwarding, Inc. Proj.):
Series 1999 A, 2.42% (United Parcel Svc. of America
Guaranteed), VRDN (b)(c)	13,800,000	13,800,000

13		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount
Kentucky – continued
Louisville & Jefferson County Reg’l. Arpt. Auth. Spl. Facilities
Rev. (UPS Worldwide Forwarding, Inc. Proj.): – continued
Series B, 2.4% (United Parcel Svc. of America Guaranteed),
VRDN (b)(c)	$36,000,000	$36,000,000
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.)
Series 1984 B1, 2.65% (Nat’l. Rural Utils. Coop. Fin. Corp.
Guaranteed), VRDN (b)	1,695,000	1,695,000
		65,880,000

Louisiana – 8.0%
Calcasieu Parish Indl. Dev. Board Envir. Rev. (Citgo Petroleum
Corp. Proj.):
Series 1994, 2.44%, LOC BNP Paribas SA, VRDN (b)(c)	17,300,000	17,300,000
2.44%, LOC BNP Paribas SA, VRDN (b)(c)	40,700,000	40,700,000
East Baton Rouge Mtg. Fing. Auth. Single Family Rev.
Participating VRDN Series MS 973, 2.57% (Liquidity Facility
Morgan Stanley) (b)(c)(d)	10,300,000	10,300,000
Jefferson Parish Home Mtg. Auth. Single Family Mtg. Rev.
Participating VRDN Series LB 03 L51J, 2.53% (Liquidity
Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	3,475,000	3,475,000
Louisiana Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN Series MS 1066, 2.57% (Liquidity
Facility Morgan Stanley) (b)(c)(d)	1,400,000	1,400,000
Participating VRDN Series Clipper 05 11, 2.64% (Liquidity
Facility State Street Bank & Trust Co., Boston) (b)(c)(d)	5,150,000	5,150,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals,
Inc. Proj.) 2.43%, VRDN (b)(c)	6,250,000	6,250,000
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co.-Norco
Proj.):
Series 1991, 2.38%, VRDN (b)(c)	6,675,000	6,675,000
Series 1993, 2.43%, VRDN (b)(c)	7,450,000	7,450,000
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical
Co. Proj.):
Series 1993, 2.55%, VRDN (b)(c)	1,000,000	1,000,000
Series 1994 A, 2.55%, VRDN (b)(c)	10,200,000	10,200,000
Series 1995, 2.55%, VRDN (b)(c)	3,050,000	3,050,000
		112,950,000

Quarterly Report 14

Municipal Securities continued
	Principal	Value
	Amount
Maine – 0.5%
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN:
Series MT 12, 2.58% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	$ 3,335,000	$ 3,335,000
Series MT 77, 2.58% (Liquidity Facility Lloyds TSB Bank
PLC) (b)(c)(d)	4,160,000	4,160,000
		7,495,000

Maryland 0.6%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty.
Dev. Participating VRDN Series PT 2607, 2.57% (Liquidity
Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	2,640,000	2,640,000
Maryland Econ. Dev. Corp. Rev. (U.S. Pharmacopeial
Convention, Inc. Proj.) Series A, 2.33% (AMBAC Insured),
VRDN (b)	6,000,000	6,000,000
		8,640,000

Massachusetts 0.3%
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev.
(Wheelabrator Millbury Proj.) 2.4%, LOC JPMorgan Chase
Bank, VRDN (b)(c)	5,000,000	5,000,000
Michigan – 0.7%
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Mans Proj.) Series 1998, 2.66%, LOC Comerica Bank,
Detroit, VRDN (b)(c)	600,000	600,000
(Orchestra Place Renewal Proj.) Series 2000, 2.59%, LOC
ABN AMRO Bank NV, VRDN (b)	9,200,000	9,200,000
		9,800,000

Minnesota 0.7%
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating
VRDN Series MT 118, 2.58% (Liquidity Facility Landesbank
Hess Thuringen (GTD)) (b)(c)(d)	3,140,000	3,140,000
Minneapolis Multi-family Rev. (Gateway Real Estate Proj.)
2.54%, LOC Lasalle Bank NA, VRDN (b)(c)	1,350,000	1,350,000
Minnesota Hsg. Fin. Agcy. Participating VRDN Series LB 03
L28J, 2.58% (Liquidity Facility Lehman Brothers Hldgs.,
Inc.) (b)(c)(d)	4,940,000	4,940,000
		9,430,000

Mississippi – 4.4%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A,
Inc. Proj.) Series 1994, 2.46%, VRDN (b)(c)	17,350,000	17,350,000
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.)
Series 1993, 2.38%, VRDN (b)	11,200,000	11,200,000

15		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount
Mississippi – continued
Mississippi Bus. Fin. Corp. Envir. Impt. Rev. (Trex Co., Inc.
Proj.) 2.55%, LOC JPMorgan Chase Bank, VRDN (b)(c)	$ 4,700,000	$4,700,000
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series
Putters 667, 2.53% (Liquidity Facility JPMorgan Chase &
Co.) (b)(d)	2,395,000	2,395,000
Mississippi Home Corp. Single Family Rev. Participating VRDN
Series MS 989, 2.57% (Liquidity Facility Morgan
Stanley) (b)(c)(d)	27,345,500	27,345,500
		62,990,500

Missouri – 0.3%
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.
(Cox Health Sys. Proj.) 2.45% (AMBAC Insured), VRDN (b) .	4,580,000	4,580,000
Montana 0.3%
Montana Board of Hsg. Participating VRDN Series Putters 348,
2.56% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	4,150,000	4,150,000
Nebraska – 0.9%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc.
Proj.) Series A, 2.55%, LOC Bank of America NA,
VRDN (b)(c)	1,500,000	1,500,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN Series Merlots 00 UU, 2.45% (Liquidity
Facility Wachovia Bank NA) (b)(c)(d)	750,000	750,000
Series 2001 B, 2.5% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (b)(c)	2,855,000	2,855,000
Series 2001 C, 2.5% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (b)(c)	1,715,000	1,715,000
Series 2002 B, 2.5% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (b)(c)	2,940,000	2,940,000
Series 2002 C, 2.5% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (b)(c)	2,450,000	2,450,000
Series 2002 F, 2.5% (Liquidity Facility Fed. Home Ln. Bank
Topeka), VRDN (b)(c)	330,000	330,000
		12,540,000

Nevada 1.4%
Clark County Arpt. Rev. Participating VRDN:
Series PT 2806, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	3,445,000	3,445,000
Series Putters 498, 2.56% (Liquidity Facility PNC Bank NA,
Pittsburgh) (b)(c)(d)	5,285,000	5,285,000
Clark County Indl. Dev. Rev.:
Participating VRDN Series PA 1023, 2.57% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(c)(d)	6,190,000	6,190,000

Quarterly Report 16

Municipal Securities continued
	Principal	Value
	Amount
Nevada – continued
Clark County Indl. Dev. Rev.: – continued
(Southwest Gas Corp. Proj.) Series A, 2.45%, LOC Fleet
Nat’l. Bank, VRDN (b)(c)	$ 3,750,000	$ 3,750,000
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN
Series SGA 01 137, 2.32% (Liquidity Facility Societe
Generale) (b)(d)	1,500,000	1,500,000
		20,170,000

New Hampshire – 0.8%
Clipper Tax-Exempt Ctfs. Trust Participating VRDN Series
Clipper 05 3, 2.6% (Liquidity Facility State Street Bank &
Trust Co., Boston) (b)(c)(d)	4,363,000	4,363,000
New Hampshire Bus. Fin. Auth. Resource Recovery Rev.
(Wheelabrator Concord Co. LP Proj.) Series 1997 B, 2.41%,
LOC Wachovia Bank NA, VRDN (b)(c)	4,165,000	4,165,000
New Hampshire Hsg. Fin. Auth. Single Family Rev.
Participating VRDN:
Series Merlots 02 A4, 2.45% (Liquidity Facility Wachovia
Bank NA) (b)(c)(d)	1,030,000	1,030,000
Series PT 624, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	1,790,000	1,790,000
		11,348,000

New Mexico – 0.5%
New Mexico Mtg. Fin. Auth. Participating VRDN:
Series Clipper 05 15, 2.69% (Liquidity Facility State Street
Bank & Trust Co., Boston) (b)(c)(d)	5,400,000	5,400,000
Series PT 739, 2.57% (Liquidity Facility BNP Paribas
SA) (b)(c)(d)	2,440,000	2,440,000
		7,840,000

New York – 2.4%
New York City Gen. Oblig. Participating VRDN Series ROC II
R251, 2.56% (Citigroup Global Markets Hldgs., Inc.
Guaranteed) (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (b)(d)	4,900,000	4,900,000
New York State Hsg. Fin. Agcy. Rev. (Clinton Green North
Hsg. Proj.) Series A, 2.4%, LOC Bank of America NA,
VRDN (b)(c)	28,500,000	28,500,000
		33,400,000

17		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount
Non State Specific 0.4%
Clipper Tax-Exempt Ctfs. Trust Participating VRDN:
Series Clipper 04 11, 2.64% (Liquidity Facility State Street
Bank & Trust Co., Boston) (b)(c)(d)	$ 3,274,000	$3,274,000
Series Clipper 05 7, 2.61% (Liquidity Facility State Street
Bank & Trust Co., Boston) (b)(d)	2,400,000	2,400,000
		5,674,000

North Carolina – 2.6%
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev.
(Kroehler Furniture Proj.) Series 1998, 2.62%, LOC Nat’l.
City Bank, VRDN (b)(c)	1,025,000	1,025,000
Durham Hsg. Auth. Multi-family Hsg. Rev. (Lakeside Garden
Apts. Proj.) 2.54%, LOC Suntrust Bank, VRDN (b)(c)	6,775,000	6,775,000
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev.
(Duke Energy Corp. Proj.) Series 1999, 2.56%, VRDN (b)(c)	18,800,000	18,800,000
North Carolina Hsg. Fin. Agcy. Home Ownership Rev.
Participating VRDN:
Series LB 04 L14, 2.53% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (b)(c)(d)	3,890,000	3,890,000
Series Merlots 00 A37, 2.45% (Liquidity Facility Wachovia
Bank NA) (b)(c)(d)	2,695,000	2,695,000
Series Merlots A70, 2.45% (Liquidity Facility Wachovia Bank
NA) (b)(c)(d)	3,105,000	3,105,000
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn.
Participating VRDN Series Putters 918, 2.53% (Liquidity
Facility JPMorgan Chase & Co.) (b)(d)	850,000	850,000
		37,140,000

North Dakota 0.0%
Fargo Indl. Dev. Rev. (Owen Ind., Inc. Proj.) Series 1997,
2.54%, LOC Wells Fargo Bank NA, Minnesota, VRDN (b)(c)	600,000	600,000
Ohio – 2.3%
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated
Group Prog.) Sub Series B3, 2.39%, VRDN (b)	17,300,000	17,300,000
Ohio Air Quality Dev. Auth. Rev. (AK Steel Corp. Proj.)
Series A, 2.5%, LOC ABN AMRO Bank NV, VRDN (b)(c)	3,500,000	3,500,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN:
Series BA 01 I, 2.61% (Liquidity Facility Bank of America
NA) (b)(c)(d)	1,600,000	1,600,000

Quarterly Report

18

Municipal Securities continued
	Principal	Value
	Amount
Ohio – continued
Ohio Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN: -
continued
Series PT 582, 2.57% (Liquidity Facility Svenska
Handelsbanken AB) (b)(c)(d)	$ 3,985,000	$ 3,985,000
Twinsburg Indl. Dev. Rev. (United Stationers Supply Co. Proj.)
2.39%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	6,800,000	6,800,000
		33,185,000

Oklahoma – 0.4%
Clipper Tax-Exempt Trust Participating VRDN Series
Clipper 04 3, 2.61% (Liquidity Facility State Street Bank &
Trust Co., Boston) (b)(c)(d)	4,768,338	4,768,338
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev.
Participating VRDN Series PT 167, 2.57% (Liquidity Facility
BNP Paribas SA) (b)(c)(d)	625,000	625,000
Tulsa County Hsg. Fin. Auth. Single Family Mtg. Rev.
Participating VRDN Series MS 01 582, 2.57% (Liquidity
Facility Morgan Stanley) (b)(c)(d)	600,000	600,000
		5,993,338

Oregon – 0.4%
Portland Hsg. Auth. Rev. (New Columbia – Cecelia Proj.)
2.55%, LOC Bank of America NA, VRDN (b)(c)	5,050,000	5,050,000
Pennsylvania – 3.4%
Allegheny County Indl. Dev. Auth. Rev.:
(Sacred Heart High School Proj.) 2.56%, LOC PNC Bank
NA, Pittsburgh, VRDN (b)	1,000,000	1,000,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 2.59%, LOC
PNC Bank NA, Pittsburgh, VRDN (b)(c)	1,000,000	1,000,000
(UPMC Children’s Hosp. Proj.) Series 2004 A, 2.6%,
VRDN (b)	5,600,000	5,600,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.)
Series 1998 A1, 2.52%, LOC Bayerische Hypo-und
Vereinsbank AG, VRDN (b)(c)	9,100,000	9,100,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.
(Merck & Co. Proj.) Series 2000, 2.56%, VRDN (b)(c)	2,900,000	2,900,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 1997 B2, 2.59%, LOC PNC Bank NA, Pittsburgh,
VRDN (b)(c)	800,000	800,000
Series 2004 D3, 2.59%, LOC PNC Bank NA, Pittsburgh,
VRDN (b)(c)	1,500,000	1,500,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Participating
VRDN Series Putters 948, 2.53% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	3,350,000	3,350,000

19		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount
Pennsylvania – continued
Pennsylvania Hsg. Fin. Agcy. Participating VRDN:
Series PA 930, 2.54% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	$ 1,000,000	$1,000,000
Series PT 890, 2.56% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	3,100,000	3,100,000
Philadelphia Hosps. & Higher Ed. Facilities Auth. Hosp. Rev.
(Children’s Hosp. of Philadelphia Proj.) Series A, 2.34%
(Liquidity Facility Fleet Nat’l. Bank), VRDN (b)	8,000,000	8,000,000
Pittsburgh Urban Redev. Auth. Single Family Mortgage Rev.
Participating VRDN Series PT 996, 2.56% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(c)(d)	3,300,000	3,300,000
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev.
(Northeastern Pwr. Co. Proj.) Series 1997 B, 2.37%, LOC
Dexia Cr. Local de France, VRDN (b)(c)	7,830,000	7,830,000
		48,480,000

South Carolina – 2.6%
Berkeley County Exempt Facility Indl. Rev. (BP Amoco Chemical
Co. Proj.) 2.44%, VRDN (b)(c)	8,700,000	8,700,000
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series A,
2.43%, VRDN (b)(c)	4,000,000	4,000,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.)
Series B, 2.56%, VRDN (b)(c)	10,000,000	10,000,000
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.:
(Belton Woods Apt. Proj.) 2.41%, LOC Suntrust Bank,
VRDN (b)(c)	5,555,000	5,555,000
(Cedarwoods Apts. Proj.) 2.41%, LOC Suntrust Bank,
VRDN (b)(c)	5,620,000	5,620,000
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.:
(Mohawk Ind., Inc. Proj.) Series 1997 A, 2.59%, LOC
Wachovia Bank NA, VRDN (b)(c)	1,000,000	1,000,000
(Turnils North America Proj.) Series 1999, 2.42%, LOC
Wachovia Bank NA, VRDN (b)(c)	1,565,000	1,565,000
		36,440,000

South Dakota 0.6%
South Dakota Hsg. Dev. Auth. Participating VRDN:
Series BA 01 S, 2.64% (Liquidity Facility Bank of America
NA) (b)(c)(d)	2,945,000	2,945,000

Quarterly Report

20

Municipal Securities continued
	Principal	Value
	Amount
South Dakota continued
South Dakota Hsg. Dev. Auth. Participating VRDN: – continued
Series LB 04 L67 2.53% (Liquidity Facility Lehman Brothers
Hldgs., Inc.) (b)(c)(d)	$ 3,400,000	$ 3,400,000
South Dakota Hsg. Dev. Auth. Single Family Rev. Participating
VRDN Series PT 889, 2.58% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(c)(d)	1,780,000	1,780,000
		8,125,000

Tennessee – 2.8%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund
Proj.) 2.33%, LOC Bank of America NA, VRDN (b)	15,375,000	15,375,000
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating
VRDN Series Merlots 00 C, 2.45% (Liquidity Facility
Wachovia Bank NA) (b)(c)(d)	3,000,000	3,000,000
Sevier County Pub. Bldg. Auth. Rev. Series 2001 III A, 2.41%
(AMBAC Insured), VRDN (b)(c)	20,970,000	20,970,000
		39,345,000

Texas 16.9%
Austin Arpt. Sys. Rev. Participating VRDN Series Merlots 00 J,
2.45% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	2,000,000	2,000,000
Bell County Health Facilities Dev. Corp. Rev. (Scott & White
Memorial Hosp. Proj.) Series B1, 2.34% (MBIA Insured),
VRDN (b)	6,000,000	6,000,000
Brazos County Hsg. Fin. Corp. Single Family Mortgage Rev.
Participating VRDN Series MT 76, 2.57% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(c)(d)	5,400,000	5,400,000
Brazos River Hbr. Navigation Brazoria County Envir. Facilities
Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 2.44%, LOC JPMorgan Chase Bank,
VRDN (b)(c)	8,600,000	8,600,000
Series 2002 A:
2.44%, LOC Bank of America NA, VRDN (b)(c)	8,300,000	8,300,000
2.44%, LOC JPMorgan Chase Bank, VRDN (b)(c)	12,500,000	12,500,000
Series 2002 B, 2.44%, LOC JPMorgan Chase Bank,
VRDN (b)(c)	20,000,000	20,000,000
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics
Corp. Proj.):
Series 2000, 2.54%, LOC Wachovia Bank NA, VRDN (b)(c)	2,900,000	2,900,000
2.54%, LOC Wachovia Bank NA, VRDN (b)(c)	2,900,000	2,900,000
Dallas Fort Worth Int’l. Arpt. Rev. Participating VRDN:
Series PT 2830, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	1,755,000	1,755,000

21		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount
Texas continued
Dallas Fort Worth Int’l. Arpt. Rev. Participating VRDN: -
continued
Series PT 738, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	$ 3,910,000	$3,910,000
Series Putters 351, 2.56% (Liquidity Facility JPMorgan Chase
Bank) (b)(c)(d)	2,500,000	2,500,000
Denton County Gen. Oblig. Participating VRDN Series SGA
117, 2.32% (Liquidity Facility Societe Generale) (b)(d)	8,930,000	8,930,000
Gulf Coast Indl. Dev. Auth. Marine Term. (Amoco Oil Co.
Proj.) Series 1993, 2.44%, VRDN (b)(c)	9,300,000	9,300,000
Gulf Coast Indl. Dev. Auth. Envir. Facilities Rev. (Citgo
Petroleum Corp. Proj.):
Series 1999, 2.44%, LOC BNP Paribas SA, VRDN (b)(c)	7,700,000	7,700,000
2.38%, LOC WestLB AG, VRDN (b)(c)	635,000	635,000
Gulf Coast Indl. Dev. Auth. Exempt Facilities Indl. Rev. (BP
Global Pwr. Corp. Proj.) 2.44%, VRDN (b)(c)	9,200,000	9,200,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Amoco Oil Co. Proj.) Series 2001, 2.44%, VRDN (b)(c)	3,725,000	3,725,000
(Exxon Mobil Proj.) 2.34% (Exxon Mobil Corp. Guaranteed),
VRDN (b)(c)	5,100,000	5,100,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co.
Proj.):
Series 1993, 2.44%, VRDN (b)(c)	7,600,000	7,600,000
Series 1994, 2.44%, VRDN (b)(c)	9,600,000	9,600,000
Harris County Gen. Oblig. Participating VRDN Series SG 04
P19, 2.64% (Liquidity Facility Societe Generale) (b)(d)	1,625,000	1,625,000
Harris County Health Facilities Dev. Corp. Rev.:
(Saint Luke’s Episcopal Hosp. Proj.) Series B, 2.34% (Liquidity
Facility JPMorgan Chase Bank) (Liquidity Facility
Bayerische Landesbank Girozentrale), VRDN (b)	20,000,000	20,000,000
(YMCA of Greater Houston Proj.) 2.34%, LOC JPMorgan
Chase Bank, VRDN (b)	10,000,000	10,000,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt
Facilities Rev. (Air Products & Chemicals, Inc. Proj.) 2.45%
(Air Products & Chemicals, Inc. Guaranteed), VRDN (b)(c)	8,300,000	8,300,000
Port Corpus Christi Indl. Dev. Corp. Envir. Facilities Rev. (Citgo
Petroleum Corp. Proj.) Series 1998, 2.44%, LOC JPMorgan
Chase Bank, VRDN (b)(c)	3,000,000	3,000,000
Port of Port Arthur Navigation District Envir. Facilities Rev.
(Motiva Enterprises LLC Proj.) 2.46%, VRDN (b)(c)	2,895,000	2,895,000
Texas A&M Univ. Rev. Participating VRDN Series PT 3007,
2.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,325,000	8,325,000

Quarterly Report 22

Municipal Securities continued
	Principal	Value
	Amount
Texas continued
Texas Dept. Hsg. & Cmnty. Affairs Residential Mtg. Rev.
Participating VRDN Series LB 05 L2, 2.53% (Liquidity Facility
Lehman Brothers Hldgs., Inc.) (b)(c)(d)	$ 4,730,000	$ 4,730,000
Texas Gen. Oblig.:
Participating VRDN Series Putters 1016, 2.53% (Liquidity
Facility JPMorgan Chase Bank) (b)(d)	3,325,000	3,325,000
(Veterans Hsg. Assistance Prog.) Series A, 2.5% (Liquidity
Facility State Street Bank & Trust Co., Boston), VRDN (b)(c)	3,530,000	3,530,000
Texas Wtr. Dev. Board Rev. 2.35% (Liquidity Facility JPMorgan
Chase Bank), VRDN (b)	14,820,000	14,820,000
Victoria Independent School District Participating VRDN Series
PT 3057, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(d)	2,230,000	2,230,000
West Side Calhoun County Navigation District Envir. Facilities
Rev. (BP Chemicals, Inc. Proj.) Series 2000, 2.44%,
VRDN (b)(c)	19,000,000	19,000,000
		240,335,000

Utah 0.7%
Utah Board of Regents Student Ln. Rev. Series 1996 Q, 2.42%
(AMBAC Insured), VRDN (b)(c)	10,000,000	10,000,000
Virginia – 0.5%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN
Series PT 886, 2.58% (Liquidity Facility Lloyds TSB Bank
PLC) (b)(d)	1,700,000	1,700,000
Montgomery County Indl. Dev. Auth. Rev. (Virginia Tech
Foundation Proj.) 2.34%, LOC Bank of America NA,
VRDN (b)	6,000,000	6,000,000
		7,700,000

Washington 7.9%
Chelan County Pub. Util. District #1 Rev. Participating VRDN
Series Merlots 00 R, 2.45% (Liquidity Facility Wachovia
Bank NA) (b)(c)(d)	2,400,000	2,400,000
Clark County School District #37, Vancouver Participating
VRDN Series PZ 55, 2.57% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	4,855,000	4,855,000
Pierce County Econ. Dev. Corp. Rev. (K&M Hldgs. II Proj.)
Series 1997, 2.99%, LOC Wells Fargo Bank NA, San
Francisco, VRDN (b)(c)	1,100,000	1,100,000
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev.
(Atlantic Richfield Proj.) 2.44%, VRDN (b)(c)	19,600,000	19,600,000
Port of Seattle Rev. Participating VRDN:
Series PT 2171, 2.57% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (b)(c)(d)	3,095,000	3,095,000

23		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount
Washington – continued
Port of Seattle Rev. Participating VRDN: – continued
Series ROC II R329, 2.57% (Liquidity Facility Citibank
NA) (b)(c)(d)	$ 1,000,000	$1,000,000
Port of Tacoma Rev. Participating VRDN:
Series Putters 1043, 2.43% (Liquidity Facility JPMorgan
Chase & Co.) (b)(c)(d)	3,070,000	3,070,000
Series Putters 1053, 2.43% (Liquidity Facility JPMorgan
Chase & Co.) (b)(c)(d)	3,075,000	3,075,000
Seattle Hsg. Auth. Rev. (NewHolly Phase III Proj.) 2.57%, LOC
Key Bank NA, VRDN (b)(c)	2,355,000	2,355,000
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series
SGA 96, 2.32% (Liquidity Facility Societe Generale) (b)(d)	14,955,000	14,955,000
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Mount
Ainstar Resort Proj.) 2.42%, LOC U.S. Bank NA, Minnesota,
VRDN (b)(c)	9,145,000	9,145,000
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) Series E, 2.55%, LOC JPMorgan
Chase Bank, VRDN (b)(c)	5,000,000	5,000,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Crestview Apts. Proj.) 2.42%, LOC Bank of America NA,
VRDN (b)(c)	14,000,000	14,000,000
(Highland Park Apts. Proj.) Series A, 2.42%, LOC Bank of
America NA, VRDN (b)(c)	4,520,000	4,520,000
(Seaport Landing Retirement Proj.) Series A, 2.5%, LOC
Bank of America NA, VRDN (b)(c)	11,880,000	11,880,000
(Silver Creek Retirement Proj.) Series A, 2.5%, LOC Wells
Fargo Bank NA, San Francisco, VRDN (b)(c)	5,100,000	5,100,000
(Woodland Retirement Proj.) Series A, 2.5%, LOC Wells
Fargo Bank NA, San Francisco, VRDN (b)(c)	6,875,000	6,875,000
		112,025,000

West Virginia – 0.1%
Marion County Solid Waste Disp. Rev. (Grant Town
Cogeneration Proj.) Series 1990 B, 2.44%, LOC Deutsche
Bank AG, VRDN (b)(c)	1,070,000	1,070,000

Quarterly Report

24

Municipal Securities continued
		Principal	Value
		Amount
Wisconsin – 0.4%
Sturtevant Indl. Dev. Rev. (Quadra, Inc. Proj.) 2.65%, LOC
JPMorgan Chase Bank, VRDN (b)(c)		$ 1,100,000	$ 1,100,000
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev.
Participating VRDN Series ROC II R420, 2.57% (Liquidity
Facility Citibank NA) (b)(c)(d)		4,870,000	4,870,000
			5,970,000

TOTAL INVESTMENT PORTFOLIO 99.1%
(Cost $1,406,003,163)			1,406,003,163

NET OTHER ASSETS – 0.9%			12,572,735

NET ASSETS 100%		$ 1,418,575,898

Security Type Abbreviations
CP	COMMERCIAL PAPER
VRDN —	VARIABLE RATE DEMAND NOTE

Legend

(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

Income Tax Information

At August 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,406,003,163.

25 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

26

Quarterly Holdings Report for Fidelity® Security Lending Cash Central Fund

August 31, 2005

1.805768.101 CSL-QTLY 1005

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies 11.6%

Due	Annualized Yield at	Principal	Value
Date	Time of Purchase	Amount
Fannie Mae – 10.7%
Agency Coupons – 10.7%
9/6/05	3.22% (a)	$ 115,000,000	$ 114,999,063
9/21/05	3.31 (a)	100,000,000	99,926,324
9/22/05	3.31 (a)	281,000,000	280,775,699
11/22/05	3.72 (a)	100,000,000	99,954,842
			595,655,928

Federal Home Loan Bank – 0.9%
Agency Coupons – 0.9%
11/10/05	3.65 (a)	50,000,000	49,977,665
TOTAL FEDERAL AGENCIES			645,633,593

Repurchase Agreements 88.6%
		Maturity
		Amount
In a joint trading account (Collateralized by U.S.
Government Obligations dated 8/31/05 due 9/1/05 at:
3.6%) (c)		$4,379,838,262	4,379,400,000
3.6%) (c)		266,089,636	266,063,000
With Goldman Sachs & Co. At 3.66%, dated 8/23/05 due
11/21/05 (Collateralized by Mortgage Loan Obligations
valued at $288,750,001, 3.56%	6.56%, 11/6/14
8/25/45) (a)(b)		277,516,250	275,000,000

TOTAL REPURCHASE AGREEMENTS		4,920,463,000

TOTAL INVESTMENT PORTFOLIO 100.2%
(Cost $5,566,096,593)		5,566,096,593

NET OTHER ASSETS – (0.2)%			(12,504,885)

NET ASSETS 100%		$5,553,591,708

Quarterly Report

28

Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) The maturity amount is based on the rate at period end.

(c) Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/		Value
Counterparty

$4,379,400,000 due 9/1/05 at 3.6%
Bank of America, National Association	. $	437,301,955
Banc of America Securities LLC.		841,806,263
Barclays Capital Inc.		1,749,207,818
Countrywide Securities Corporation		437,301,955
Morgan Stanley & Co. Incorporated.		767,285,855
UBS Securities LLC		146,496,154
	$4,379,400,000

$266,063,000 due 9/1/05 at 3.6%
Banc of America Securities LLC.		$73,167,325
Credit Suisse First Boston LLC		133,031,500
Morgan Stanley & Co. Incorporated.		59,864,175
		$266,063,000

Income Tax Information

At August 31, 2005, the aggregate cost of investment securities for income tax purposes was $5,566,096,593.

29 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

30

Quarterly Holdings Report for Fidelity® Tax Free Cash Central Fund August 31, 2005

1.805752.101 TFC QTLY 1005

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities 99.5%
	Principal	Value
	Amount
Alabama – 2.7%
ABN-AMRO Muni. Tops Ctfs. Trust Participating VRDN Series
AAB 20, 2.41% (Liquidity Facility ABN-AMRO Bank
NV) (a)(b)	$ 1,000,000	$1,000,000
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co.
Proj.) Series 1995 A, 2.34%, VRDN (a)	4,100,000	4,100,000
		5,100,000

Alaska – 0.1%
Valdez Marine Term. Rev. (BP Pipelines, Inc. Proj.) Series B,
2.33%, VRDN (a)	155,000	155,000
Arizona – 1.0%
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.
Participating VRDN Series MS 1172, 2.39% (Liquidity
Facility Morgan Stanley) (a)(b)	1,800,000	1,800,000
Colorado – 1.1%
Adams County Rev. Participating VRDN Series TOC 05 T,
2.4% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	1,000,000	1,000,000
Moffat County Poll. Cont. Rev. (Colorado-Ute Elec. Assoc., Inc.
Proj.) Series 1984, 2.5% (AMBAC Insured), VRDN (a)	1,000,000	1,000,000
		2,000,000

Florida – 7.8%
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.)
Series 1993, 2.34%, VRDN (a)	1,000,000	1,000,000
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series PT
1944, 2.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)	4,000,000	4,000,000
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial
Health Sys. Proj.):
Series 1985 C, 2.4%, VRDN (a)	3,500,000	3,500,000
Series 1985 D, 2.4%, VRDN (a)	4,500,000	4,500,000
Miami-Dade County Edl. Facilities Auth. Rev. Participating
VRDN Series PT 2078, 2.52% (Liquidity Facility Merrill Lynch
& Co., Inc.) (a)(b)	1,500,000	1,500,000
		14,500,000

Georgia – 2.7%
Georgia Gen. Oblig. Participating VRDN Series PT 2228,
2.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,000,000	1,000,000
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series
PT 1821, 2.53% (Liquidity Facility WestLB AG) (a)(b)	4,035,000	4,035,000
		5,035,000

Quarterly Report

32

Municipal Securities continued
	Principal	Value
	Amount
Illinois – 8.4%
Chicago Gen. Oblig. Participating VRDN:
Series Merlots B24, 2.4% (Liquidity Facility Wachovia Bank
NA) (a)(b)	$ 1,155,000	$1,155,000
Series PT 2359, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)	1,750,000	1,750,000
Chicago Park District Participating VRDN Series Putters 974,
2.53% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	1,470,000	1,470,000
Illinois Dev. Fin. Auth. Rev.:
(Glenwood School for Boys Proj.) Series 1998, 2.4%, LOC
Harris NA, VRDN (a)	200,000	200,000
(Jewish Federation Metropolitan Chicago Projs.) 2.34%
(AMBAC Insured), VRDN (a)	725,000	725,000
Illinois Edl. Facilities Auth. Revs.:
(Chicago Children’s Museum Proj.) Series 1994, 2.4%, LOC
JPMorgan Chase Bank, VRDN (a)	1,170,000	1,170,000
(Field Museum of Natural History Proj.) Series 2000, 2.4%,
LOC JPMorgan Chase Bank, VRDN (a)	2,250,000	2,250,000
Illinois Gen. Oblig. Participating VRDN:
Series PT 1882, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)	1,000,000	1,000,000
Series PT 2010, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)	2,845,000	2,845,000
Series PT 871, 2.53% (Liquidity Facility Landesbank
Hessen-Thuringen) (a)(b)	2,000,000	2,000,000
Metropolitan Pier & Exposition Auth. Hosp. Facilities Rev.
Participating VRDN Series EGL 04 49 Class A, 2.53%
(Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
		15,565,000

Indiana – 3.8%
Hammond Poll. Cont. Rev. (Amoco Oil Co. Proj.) Series 1994,
2.33% (BP PLC Guaranteed), VRDN (a)	600,000	600,000
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard
Reg’l. Health Sys. Proj.) Series B, 2.42%, LOC Nat’l. City
Bank, Indiana, VRDN (a)	1,000,000	1,000,000
Indiana Trans. Fin. Auth. Hwy. Participating VRDN Series Piper
04 E, 2.55% (Liquidity Facility Bank of New York, New
York) (a)(b)	5,000,000	5,000,000
Purdue Univ. Rev. Series 2004 S, 2.48%, VRDN (a)	500,000	500,000
		7,100,000

33 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount
Iowa 2.4%
Iowa Fin. Auth. Health Care Facilities Rev. (Care Initiatives
Proj.) 2.37%, LOC KBC Bank NV, VRDN (a)	$ 4,000,000	$4,000,000
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of
Marshalltown Proj.) 2.55%, LOC Bank of America NA,
VRDN (a)	500,000	500,000
		4,500,000

Louisiana – 0.7%
New Orleans Aviation Board Rev. (MBIA Insured) Series 1993 B,
2.45% (MBIA Insured), VRDN (a)	1,330,000	1,330,000
Maryland 2.5%
Maryland Econ. Dev. Corp. Rev. (U.S. Pharmacopeial
Convention, Inc. Proj.) Series B, 2.45% (AMBAC Insured),
VRDN (a)	4,700,000	4,700,000
Massachusetts 1.0%
Massachusetts Gen. Oblig.:
(Central Artery Proj.) Series B, 2.33%, VRDN (a)	350,000	350,000
Series 2001 C, 2.53% (Liquidity Facility State Street Bank &
Trust Co., Boston), VRDN (a)	1,500,000	1,500,000
		1,850,000

Michigan – 6.7%
Detroit City School District Participating VRDN Series EGL
7050072, 2.53% (Liquidity Facility Citibank NA) (a)(b)	3,500,000	3,500,000
Detroit Swr. Disp. Rev. Participating VRDN:
Series Merlots 01 A112, 2.4% (Liquidity Facility Wachovia
Bank NA) (a)(b)	2,440,000	2,440,000
Series PT 2595, 2.52% (Liquidity Facility Dexia Cr. Local de
France) (a)(b)	500,000	500,000
Detroit Wtr. Supply Sys. Rev. 2.4% (MBIA Insured), VRDN (a) .	3,000,000	3,000,000
Grand Rapids San. Swr. Sys. Rev. Impt. Participating VRDN
Series EGL 98 2201, 2.53% (Liquidity Facility Citibank
NA) (a)(b)	1,000,000	1,000,000
Michigan Bldg. Auth. Rev. Participating VRDN Series AAB 02
35, 2.41% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	1,000,000	1,000,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Symphony
Orchestra, Inc. Proj.) Series 2001 B, 2.34%, LOC Standard
Fed. Bank, VRDN (a)	1,000,000	1,000,000
		12,440,000

Mississippi – 2.2%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.)
Series 1993, 2.38%, VRDN (a)	4,045,000	4,045,000

Quarterly Report

34

Municipal Securities continued
	Principal	Value
	Amount
Missouri – 2.7%
Kansas City School District Bldg. Corp. Rev. Participating
VRDN Series MS 908, 2.52% (Liquidity Facility Morgan
Stanley) (a)(b)	$ 1,787,500	$ 1,787,500
Missouri Health & Edl. Facilities Auth. Rev. (Washington Univ.
Proj.) Series A, 2.34% (Liquidity Facility Dexia Cr. Local de
France), VRDN (a)	3,200,000	3,200,000
		4,987,500

New Jersey – 3.7%
New Jersey Econ. Dev. Auth. Rev. Participating VRDN Series
MT 14, 2.52% (Liquidity Facility BNP Paribas SA) (a)(b)	350,000	350,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series PT 1751, 2.52% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)	1,400,000	1,400,000
Series PT 2363A, 2.52% (Liquidity Facility Dexia Cr. Local de
France) (a)(b)	2,470,000	2,470,000
Series PT 2402, 2.52% (Liquidity Facility Dexia Cr. Local de
France) (a)(b)	2,600,000	2,600,000
		6,820,000

New York – 2.9%
New York City Indl. Dev. Agcy. Rev. (One Bryant Park LLC
Proj.) Series B, 2.35%, LOC Bank of America NA, LOC Bank
of New York, New York, VRDN (a)	5,000,000	5,000,000
New York Local Govt. Assistance Corp. Participating VRDN
Series SG 99, 2.52% (Liquidity Facility Societe
Generale) (a)(b)	450,000	450,000
		5,450,000

Non State Specific 0.1%
Clipper Tax-Exempt Ctfs. Trust Participating VRDN Series
Clipper 05 7, 2.61% (Liquidity Facility State Street Bank &
Trust Co., Boston) (a)(b)	100,000	100,000
North Carolina – 1.5%
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn.
Participating VRDN Series Putters 918, 2.53% (Liquidity
Facility JPMorgan Chase & Co.) (a)(b)	1,800,000	1,800,000
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN
Series TOC 05 W, 2.39% (Liquidity Facility Goldman Sachs
Group, Inc.) (a)(b)	1,000,000	1,000,000
		2,800,000

North Dakota 0.7%
Grand Forks Health Care Facilities (The United Hosp. Proj.)
Series 1996 A, 2.32%, LOC Lasalle Bank NA, VRDN (a)	1,210,000	1,210,000

35		Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount
Ohio – 2.2%
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated
Group Prog.) Subseries B3, 2.39%, VRDN (a)	$3,000,000	$3,000,000
Dayton School District Participating VRDN Series SG 173,
2.52% (Liquidity Facility Societe Generale) (a)(b)	1,000,000	1,000,000
		4,000,000

Pennsylvania – 8.0%
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children’s
Hosp. Proj.) Series 2004 A, 2.6%, VRDN (a)	600,000	600,000
Delaware County Indl. Dev. Auth. Poll. Cont. Rev. (PECO
Energy Co. Proj.) Series 1999 A, 2.45%, LOC Wachovia
Bank NA, VRDN (a)	7,650,000	7,650,000
Pennsylvania Gen. Oblig. Participating VRDN Series Merlots
04 B15, 2.4% (Liquidity Facility Wachovia Bank NA) (a)(b) .	1,895,000	1,895,000
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating
VRDN Series AAB 03 24, 2.41% (Liquidity Facility
ABN AMRO Bank NV) (a)(b)	1,000,000	1,000,000
Philadelphia Hosps. & Higher Ed. Facilities Auth. Hosp. Rev.
(Children’s Hosp. of Philadelphia Proj.) Series A, 2.34%
(Liquidity Facility Fleet Nat’l. Bank), VRDN (a)	3,700,000	3,700,000
		14,845,000

South Carolina – 0.5%
South Carolina Edl. Facilities Auth. for Private Nonprofit
Institutions of Higher Learning Edl. Facilities Rev. (Allen Univ.
Proj.) 2.55%, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
Tennessee – 2.7%
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev.
(Tennessee County Ln. Pool Prog.) 2.33%, LOC Bank of
America NA, VRDN (a)	5,000,000	5,000,000
Texas 17.1%
Bell County Health Facilities Dev. Corp. Rev. (Scott & White
Memorial Hosp. Proj.) Series 2001 2, 2.34% (MBIA Insured),
VRDN (a)	1,000,000	1,000,000
Copperas Cove Independent School District Participating
VRDN Series PT 3046, 2.53% (Liquidity Facility Merrill Lynch
& Co., Inc.) (a)(b)	5,630,000	5,630,000
Denton County Gen. Oblig. Participating VRDN Series SGA
117, 2.32% (Liquidity Facility Societe Generale) (a)(b)	100,000	100,000
Granbury Independent School District Participating VRDN
Series ROC II R2218, 2.53% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (a)(b)	3,490,000	3,490,000
Harris County Health Facilities Dev. Corp. Rev.:
(Methodist Hosp. Proj.) Series B, 2.34%, VRDN (a)	2,860,000	2,860,000

Quarterly Report 36

Municipal Securities continued
	Principal	Value
	Amount
Texas continued
Harris County Health Facilities Dev. Corp. Rev.: – continued
(Saint Luke’s Episcopal Hosp. Proj.) Series B, 2.34% (Liquidity
Facility JPMorgan Chase Bank) (Liquidity Facility
Bayerische Landesbank Girozentrale), VRDN (a)	$5,120,000	$5,120,000
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series
Merlots 02 A16, 2.4% (Liquidity Facility Wachovia Bank
NA) (a)(b)	2,285,000	2,285,000
North East Texas Independent School District Participating
VRDN Series TOC 05 U, 2.39% (Liquidity Facility Goldman
Sachs Group, Inc.) (a)(b)	1,000,000	1,000,000
Texas A&M Univ. Rev. Participating VRDN Series Putters 945,
2.53% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,460,000	3,460,000
Texas Gen. Oblig. Participating VRDN Series PT 3026, 2.53%
(Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,180,000	4,180,000
Victoria Independent School District Participating VRDN Series
PT 3057, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)	2,725,000	2,725,000
		31,850,000

Utah 2.7%
Salt Lake County Poll. Cont. Rev. (Svc. Station Hldgs., Inc.
Proj.) Series 1994, 2.33%, VRDN (a)	3,600,000	3,600,000
Weber County Hosp. Rev. (IHC Health Services, Inc. Proj.)
Series C, 2.34% (Liquidity Facility Landesbank
Hessen-Thuringen), VRDN (a)	1,500,000	1,500,000
		5,100,000

Virginia – 3.4%
Virginia Resources Auth. Clean Wtr. State Revolving Fund Rev.
Participating VRDN Series IXIS 05 15, 2.51% (Liquidity
Facility CDC Fin. CDC IXIS) (a)(b)	6,330,000	6,330,000
Washington 1.3%
Port of Seattle Rev. Participating VRDN Series MS 1028,
2.52% (Liquidity Facility Morgan Stanley) (a)(b)	1,000,000	1,000,000
Washington Gen. Oblig. Participating VRDN:
Series PT 2734, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)	5,000	5,000
Series PT 2735, 2.53% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (a)(b)	400,000	400,000
Washington Health Care Facilities Auth. Rev. (Providence Svcs.
Proj.) Series 2002 A, 2.34% (MBIA Insured), VRDN (a)	1,000,000	1,000,000
		2,405,000

37 Quarterly Report

Investments (Unaudited) continued

Municipal Securities continued
	Principal	Value
	Amount
Wisconsin – 2.7%
Wisconsin Gen. Oblig. Participating VRDN Series MS 1166,
2.52% (Liquidity Facility Morgan Stanley) (a)(b)	$ 5,000,000	$ 5,000,000
Wyoming – 4.2%
Platte County Poll. Cont. Rev.:
(Tri-State Generation & Transmission Assoc. Proj.) Series
1984 A, 2.45%, LOC Nat’l. Rural Utils. Coop. Fin. Corp.,
VRDN (a)	7,150,000	7,150,000
Series 1984 B, 2.45%, LOC Nat’l. Rural Utils. Coop. Fin.
Corp., VRDN (a)	600,000	600,000
		7,750,000

TOTAL INVESTMENT PORTFOLIO – 99.5%
(Cost $184,767,500)		184,767,500

NET OTHER ASSETS – 0.5%		1,005,666

NET ASSETS 100%		$ 185,773,166

Security Type Abbreviation
VRDN — VARIABLE RATE DEMAND NOTE

Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Provides evidence of ownership in one or more underlying municipal bonds.

Income Tax Information

At August 31, 2005, the aggregate cost of investment securities for income tax purposes was $184,767,500.

Quarterly Report 38

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

39 Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 24, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	October 24, 2005